Organization and Operations - Additional Information (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 08, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 22, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ (4,423,000)	$ 5,151,000	$ (17,401,000)	$ (2,874,000)	$ (2,940,000)	$ (3,261,000)	$ (16,673,000)	$ (9,075,000)	$ (12,978,000)	$ (13,316,000)
Accumulated deficit		(510,152,000)						(510,152,000)		(493,479,000)	(480,501,000)
Cash and cash equivalents		13,289,000						13,289,000		76,000	8,554,000
Net cash used in operating activities								(14,518,000)	$ (9,343,000)	(10,554,000)	(12,851,000)
Outstanding balance										3,292,000
Investments		$ 3,312,000						$ 3,312,000		3,530,000
Stockholders' equity requirement	$ 2,500,000					$ 1,000				$ 1,000	$ 5,005,000
Maintain minimum market value of listed securities	35,000,000											$ 35,000,000
Net income from continuing operations	$ 500,000